DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivatives (USD $)	6 Months Ended	24 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Changes in Derivatives [Abstract]
Derivative Liability	$ 496,827	$ 0
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	558,545	159,789
Settlement to APIC from Warrants Exercise	(122,291)	(49,795)
Loss on Derivative Liability	148,713	386,833
Derivative Liability	$ 1,099,889	$ 496,827